Statement of Comprehensive Income - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue	$ 91,316	$ 122,437	$ 117,120
Energy purchases	(57,930)	(77,649)	(66,721)
Subtotal	33,386	44,788	50,399
Transmission and distribution expenses	(19,866)	(21,980)	(22,842)
Gross margin	13,520	22,808	27,557
Selling expenses	(10,843)	(10,007)	(10,534)
Administrative expenses	(5,353)	(5,223)	(6,012)
Other operating income	2,200	2,364	1,903
Other operating expense	(2,045)	(3,479)	(3,438)
Impairment of property, plant and equipment	(17,396)
Gain from interest in joint ventures		2	3
Operating profit	(19,917)	6,465	9,479
Agreement on the Regularization of Obligations		23,270
Financial income	55	78	176
Finance costs	(9,276)	(9,205)	(10,416)
Other finance costs	(1,890)	(4,796)	(4,114)
Net finance costs	(11,111)	(13,923)	(14,354)
Monetary gain (RECPAM)	9,767	15,236	17,800
(Loss) Profit before taxes	(21,261)	31,048	12,925
Income tax	3,563	(14,530)	(3,930)
(Loss) Profit for the year	(17,698)	16,518	8,995
Other comprehensive income Items that will not be reclassified to profit or loss
Results related to benefit plans	108	(10)	(12)
Tax effect of actuarial profit on benefit plans	(33)	3	4
Total other comprehensive results	75	(7)	(8)
Comprehensive (loss) profit for the year attributable to:
Owners of the parent	(17,623)	16,511	8,987
Comprehensive (loss) profit for the year	$ (17,623)	$ 16,511	$ 8,987
Basic and diluted (loss) profit per share:
(Loss) Profit per share (argentine pesos per share)	$ (20.23)	$ 18.88	$ 10.11